Employee Benefit Expenses - Additional Information (Detail) - Member	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Employee Benefit Expenses [line items]
Percentage of decrease in staff full time equivalent units	16.60%
Percentage of increase in staff full time equivalent units		14.20%
Executives Committee [member]
Disclosure Of Employee Benefit Expenses [line items]
Number of employees	7
Services Agreement [member]
Disclosure Of Employee Benefit Expenses [line items]
Number of employees	3